Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	Advantage Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000914775
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 05, 2012
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGVX